THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account C

Multi-Fund® 5 Retirement Annuity

Lincoln Life Variable Annuity Account N

Lincoln ChoicePlusSM product suite, Lincoln ChoicePlusSM II product suite,
Lincoln ChoicePlus AssuranceSM (A-Share), Lincoln ChoicePlus AssuranceSM (B-Share),
Lincoln ChoicePlus AssuranceSM (Bonus), Lincoln ChoicePlus AssuranceSM (C-Share),
Lincoln ChoicePlus AssuranceSM (L-Share), Lincoln ChoicePlus AssuranceSM (Prime),
Lincoln ChoicePlus AssuranceSM Series, Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlusSM Design,
Lincoln ChoicePlusSM Rollover, Lincoln ChoicePlusSM Signature, Lincoln InvestmentSolutionsSM

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlusSM product suite, Lincoln ChoicePlusSM II product suite,
Lincoln ChoicePlus AssuranceSM (A-Share), Lincoln ChoicePlus AssuranceSM (B-Share),
Lincoln ChoicePlus AssuranceSM (Bonus), Lincoln ChoicePlus AssuranceSM (C-Share),
Lincoln ChoicePlus AssuranceSM (L-Share), Lincoln ChoicePlus AssuranceSM (Prime),
Lincoln ChoicePlus AssuranceSM Series, Lincoln ChoicePlusSM Advisory, Lincoln ChoicePlusSM Design,
Lincoln ChoicePlusSM Signature, Lincoln InvestmentSolutionsSM

Supplement dated August 14, 2026 to the Prospectus dated May 1, 2026

This Supplement updates certain information contained in the above-referenced prospectus (the “Prospectus”) for your individual annuity contract. This Supplement should be read in conjunction with the Prospectus filed therein. All other terms and provisions of the Prospectus, as supplemented, remain unchanged.

The changes described in this Supplement affect Appendix A – Investment Options Available Under The Contract.

The Board of Trustees (“Board”) of the Lincoln Variable Insurance Products Trust approved an agreement and plan of reorganization to merge the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) with and into the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Reorganization is not expected to be a taxable event for Contractowners. The Fund’s Reorganization is expected be completed on or about October 9, 2026 (“Closing Date”).

At any time prior to the Closing Date, Contractowners may transfer out of the Fund consistent with the transfer provisions of the variable annuity product. Contractowners may transfer into any other available investment option under their Contract. These transfers do not count against the free transfers available. Please review the Prospectus for information about other funds available for investment with your Contract and for more information on transfers, including any restrictions on transfers into the Fund before the Closing Date.

For more complete information about the Fund and the Acquiring Fund, including each fund’s principal investment strategies, principal risks, fees, and expenses, please refer to the underlying fund prospectuses.

You may obtain additional information, including underlying fund prospectuses and information statements, by contacting your registered representative, visiting www.lfg.com/vaprospectus, or by emailing CustServSupportTeam@lfg.com.

Please retain this Supplement for future reference.